Note 32 - Additional information - Condensed financial statements of the Company (Detail) - Condensed statements of operations and comprehensive income/ (loss) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenues	$ 45,342,619	$ 59,085,425	$ 69,620,904
Cost of revenue	29,101,245	36,202,433	47,137,394
Gross profit	16,241,374	22,882,992	22,483,510
Total operating expenses	(34,654,716)	(22,705,668)	(24,617,125)
(Provision for impairment)/ Gain on recovery of bad debts		110,425
Loss from operations	16,631,670	5,454,497	(2,133,615)
Other income and interest income, net	542,845	(111,480)	749,890
Income (loss) before tax	17,274,343	7,587,628	846,862
Net income (loss)	18,534,951	6,287,647	(277,143)
Foreign currency translation adjustment	533,743	1,665,586	2,298,216
Unrealized gain on investments in marketable securities		4,453,157
Comprehensive income	14,615,537	10,029,667	3,960,546
Parent Company [Member]
Net revenues
Cost of revenue
Gross profit
Total operating expenses	(2,114,554)	(1,325,077)	(2,070,580)
(Provision for impairment)/ Gain on recovery of bad debts		110,425	(1,139,810)
Other operating income	34,985,839	5,277,173
Loss from operations	32,871,285	4,062,521	(3,210,390)
Equity in profit (loss) of subsidiaries and VIEs, net	(12,668,663)	182,134	2,315,416
Interest income	5,002	1,088,391
Other income and interest income, net	(41,820)	(69,604)	316,249
Income (loss) before tax	20,165,804	5,263,442	(578,725)
Net income (loss)	20,165,804	5,263,442	(578,725)
Foreign currency translation adjustment	433,131	1,739,259	2,089,651
Unrealized gain on investments in marketable securities	(4,453,157)	2,076,434	1,939,473
Comprehensive income	$ 16,145,778	$ 9,079,135	$ 3,450,399